Note 11 - Major Customers	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
NOTE
11.
Major Customers

Lion Oil Trading and Transportation, LLC purchased approximately
98%
of the Company's crude oil, natural gas and natural gas liquids during the period from
August 22, 2020
through
December 31, 2020.
Lion Oil Trading and Transportation, LLC and Enlink Crude Purchasing, LLC purchased approximately
49%
and
44%,
respectively, of the Company's crude oil, natural gas and natural gas liquids during the period from
January 1, 2020
through
August 21, 2020.
Based on the current demand for oil and natural gas and the availability of other purchasers, management believes the loss of these major purchasers would not
have a material adverse effect on our financial condition and results of operations because crude oil and natural gas are fungible products with well-established markets and numerous purchasers.